Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Current Liabilities

8. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Accrued expenses	126,697	164,295	25,252
Advance from customers	20,227	80,401	12,357
Interest payable for convertible notes	8,371	7,600	1,168
Other payables	78,342	99,139	15,238
Payable to individual investors of other financial service business	29,031	77,387	11,894
Payable for purchases of property and equipment	11,209	3,577	550
Other tax payable	48,817	56,990	8,759
Amount due to related party	12,000	—	—
Total	334,694	489,389	75,218

Accrued expenses mainly consist of payables for marketing expenses and professional service fees.

Payable to individual investors of other financial service business consists of interests and principals payable to individual investors who purchased other financial products distributed by the Group.